Right-of-use asset and lease liability (Details 5) R$ in Thousands	Dec. 31, 2025 BRL (R$)
Disclosure of fair value measurement of assets [line items]
Commitments from leases and rentals	R$ 294,077
Not Later Than One Year One [Member]
Disclosure of fair value measurement of assets [line items]
Commitments from leases and rentals	10,858
Later than one year and not later than five years [Member]
Disclosure of fair value measurement of assets [line items]
Commitments from leases and rentals	45,027
Later than five years [Member]
Disclosure of fair value measurement of assets [line items]
Commitments from leases and rentals	R$ 238,192